Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Schedule of disaggregated revenues

	Three Months Ended March 31,
	2020	2019
Subscription revenues	$193,235	$192,492
Transactional revenues	49,239	41,697
Total revenues, gross	242,474	234,189
Deferred revenues adjustment(1)	(1,882)	(164)
Total revenues, net	$240,592	$234,025
(1)	Reflects the deferred revenues adjustment as a result of purchase accounting.

	Year ended December 31,
	2019	2018	2017
Subscription revenues	$805,518	$794,097	$785,717
Transactional revenues	169,265	177,523	181,590
Total revenues, gross	974,783	971,620	967,307
Deferred revenues adjustment (1)	(438)	(3,152)	(49,673)
Total Revenues, net	$974,345	$968,468	$917,634
(1)	This accounting adjustment relates to the 2016 Transaction, which included a revaluation of deferred revenues to account for the difference in value between the customer advances retained by the Company upon the consummation of the 2016 Transaction and our outstanding performance obligations related to those advances.

Schedule of contract balances

		Current	Non-current
	Accounts	portion of	portion of
	receivable,	deferred	deferred
	net	revenues	revenues
Opening (1/1/2020)	$333,858	$407,325	$19,723
Closing (3/31/2020)	343,177	472,101	18,774
(Increase)/decrease	$(9,319)	$(64,776)	$949

Opening (1/1/2019)	$331,295	$391,102	$17,112
Closing (3/31/2019)	343,113	461,928	17,987
(Increase)/decrease	$(11,818)	$(70,826)	$(875)

		Current portion	Non-current portion
	Accounts	of deferred	of deferred
	receivable, net	revenues	revenues
Opening (1/1/2019)	$331,295	$391,102	$17,112
Closing (12/31/2019)	333,858	407,325	19,723
(Increase)/decrease	$(2,563)	$(16,223)	$(2,611)

Opening (1/1/2018)	$317,808	$361,260	$15,796
Closing (12/31/2018)	331,295	391,102	17,112
(Increase)/decrease	$(13,487)	$(29,842)	$(1,316)

Opening (1/1/2017)	$361,586	$333,944	$18,602
Closing (12/31/2017)	317,808	361,260	15,796
(Increase)/decrease	$43,778	$(27,316)	$2,806